Environmental Liabilities - Summary of Reconciliation of Environmental Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	$ 993.4
Ending balance	1,173.6	$ 993.4
Environmental Liabilities [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	36.8	38.0
Payments	(5.6)	(4.8)
Accretion of discount	3.3	3.6
Revaluation for change in discount rate	3.8
Ending balance	38.3	36.8
Environmental Liabilities [Member] | The Companys Operation Site [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	32.7	33.7
Payments	(5.3)	(4.1)
Accretion of discount	3.0	3.1
Revaluation for change in discount rate	3.4
Ending balance	33.8	32.7
Environmental Liabilities [Member] | Northern Ontario mine sites owned by Old Steelco Inc [Member]
Disclosure of Detailed Information About Reconciliation of Environmental Liabilities Explanatory [Line Items]
Beginning balance	4.1	4.3
Payments	(0.3)	(0.7)
Accretion of discount	0.3	0.5
Revaluation for change in discount rate	0.4
Ending balance	$ 4.5	$ 4.1